Inventories - Summary of Inventories (Parenthetical) (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Classes of inventories [line items]
Work-in-progress	[1]	€ 128	€ 109
Construction contracts [member]
Classes of inventories [line items]
Work-in-progress		€ 2	€ 3

[1]	Work-in-progress includes €2 million (2018: €3 million) in respect of the cumulative costs incurred, net of amounts transferred to cost of sales under percentage-of-completion accounting, for construction contracts in progress at the balance sheet date.